INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin 53233

October 6, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of FAMCO MLP & Energy Income Fund

The Trust is filing Post-Effective Amendment No. 109 to its Registration Statement under Rule 485(a)(2) to create a new series, FAMCO MLP & Energy Income Fund.

Please direct your comments to Joy Ausili at (626) 914-1360.  Thank you.

Sincerely,

/s/JOY AUSILI

Joy Ausili
Investment Managers Series Trust
Secretary
626-914-1360